Equity (Details 3) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net income for the year	R$ 2,258,810	R$ 1,112,007	R$ 4,952,573
Legal Reserve (5%)	(112,941)	(55,600)	(247,629)
Realization of equity evaluation adjustment	32,553	36,513	46,575
Calculation basis for minimum mandatory dividends	2,178,422	1,092,920	4,751,519
Interest on own capital - gross value	958,000	970,000	522,809
Interim dividends			1,197,003
Dividends - PNA shares		258
Additional proposed dividends	131,211		1,368,675
Total proposed distribution	R$ 1,089,211	R$ 970,258	R$ 3,088,487
Gross value of dividends per share: ordinary shares	R$ 1.64173	R$ 1.86606	R$ 5.74147
Ordinary Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Gross amount of dividends per class of shares: ordinary shares	R$ 454,539	R$ 357,961	R$ 1,120,747
Gross value of dividends per share: ordinary shares	R$ 0.34557	R$ 0.33393	R$ 1.06323
Class A Preferred Shares [member]
IfrsStatementLineItems [Line Items]
Gross amount of dividends per class of shares, preferred	R$ 1,502	R$ 1,407	R$ 3,658
Gross value of dividends per share, preferred	R$ 0.48035	R$ 0.44976	R$ 1.16956
Class B Preferred Shares [member]
IfrsStatementLineItems [Line Items]
Gross amount of dividends per class of shares, preferred	R$ 633,170	R$ 610,890	R$ 1,964,082
Gross value of dividends per share, preferred	R$ 0.38012	R$ 0.36732	R$ 1.16956